Annual Total Returns - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2023
Bar Chart Table:
Annual Return, Inception Date	Mar. 28, 2018
Fidelity Multi-Asset Income Fund
Bar Chart Table:
Annual Return 2019	23.14%
Annual Return 2020	16.55%
Annual Return 2021	17.80%
Annual Return 2022	(12.83%)